LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF LOSS PER SHARE

	December 31, 2022	December 31, 2021	December 31, 2020

Net loss attributable to the owners of the company	(6,184)	(4,939)	(4,573)

Basic and diluted loss per share	(0.04)	(0.03)	(0.04)
Weighted average number of ordinary shares
Weighted average number of ordinary shares used in calculating basic and diluted loss per share	167,855	151,850	125,960